BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Revenue
On-Highway Business	24,511	25,837	26,900
Off-Highway Business	29,330	31,315	32,621
Engineering Services	4,584	5,589	3,172

	58,425	62,741	62,693
Significant segment expenses:
Cost of revenue
On-Highway Business	18,867	20,247	21,349
Off-Highway Business	24,446	26,436	26,731
Engineering Services	3,891	3,756	2,617

	47,204	50,439	50,697

Selling and distribution
On-Highway Business	581	662	593
Off-Highway Business	501	970	830
Engineering Services	85	55	25

	1,167	1,687	1,448

General and administrative
On-Highway Business	4,241	4,367	3,658
Off-Highway Business	3,628	3,568	2,829
Engineering Services	1,418	769	610

	9,287	8,704	7,097

Depreciation and amortization
On-Highway Business	150	158	181
Off-Highway Business	548	416	290
Engineering Services	120	88	125

	818	662	596

Segment operating (loss) income
On-Highway Business	672	403	1,119
Off-Highway Business	207	(75)	1,941
Engineering Services	(930)	921	(205)

	(51)	1,249	2,855

Reconciliation to (loss) income before income taxes:
Interest expenses, net
On-Highway Business	350	377	384
Off-Highway Business	838	865	647
Engineering Services	102	125	85

	1,290	1,367	1,116

Other segment items(1)
On-Highway Business	99	330	126
Off-Highway Business	169	243	285
Engineering Services	20	46	(5)

	288	619	406

(Loss) income before income taxes
On-Highway Business	421	356	861
Off-Highway Business	(462)	(697)	1,579
Engineering Services	(1,012)	842	(295)

	(1,053)	501	2,145

Segment assets
On-Highway Business	14,942	14,847	15,254
Off-Highway Business	19,470	25,380	23,778
Engineering Services	7,006	5,548	5,129

	41,418	45,775	44,161